Loss And Loss Adjustment Expense Reserves Reconciliation of the Claims Development to the Liability for Claims and Claim Adjustment Expenses (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	$ 13,614.3	$ 11,745.0
Total reinsurance recoverable on unpaid claims	3,200.1	2,562.1
Unallocated claims adjustment expense related to:	1,278.9	1,083.1
Total gross liability for unpaid claims and claim adjustment expense	18,105.4	15,400.8	$ 13,086.9	$ 11,368.0
Other business
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	30.8	42.9
Total reinsurance recoverable on unpaid claims	288.1	222.1
Commercial Lines Segment | Commercial Lines - Liability
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	3,080.8	2,504.2
Total reinsurance recoverable on unpaid claims	482.6	287.4
Commercial Lines Segment | Commercial Lines - Physical Damage
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	66.6	53.9
Total reinsurance recoverable on unpaid claims	0.5	0.0
Property Segment | Property
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	357.2	314.7
Total reinsurance recoverable on unpaid claims	184.1	145.4
Short-duration Insurance Contracts, Liability for Unpaid Claims and Claim Adjustment Expense, Other Reconciling Item	12.1	10.6
Agency Channel | Personal Lines Segment | Personal Lines - Liability
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	5,117.4	4,509.0
Total reinsurance recoverable on unpaid claims	930.7	836.8
Agency Channel | Personal Lines Segment | Personal Lines - Physical Damage
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	32.4	43.3
Total reinsurance recoverable on unpaid claims	0.0	0.0
Direct Channel | Personal Lines Segment | Personal Lines - Liability
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	4,936.8	4,258.6
Total reinsurance recoverable on unpaid claims	1,314.1	1,070.4
Direct Channel | Personal Lines Segment | Personal Lines - Physical Damage
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	(7.7)	18.4
Total reinsurance recoverable on unpaid claims	$ 0.0	$ 0.0